Stockholders' Equity and Noncontrolling Interests - Summary of Changes In Common Shares Issued (Detail)	0 Months Ended	9 Months Ended
	Jun. 18, 2014	Sep. 30, 2014
Class of Stock [Line Items]
Balance January 1, 2014		0
Shares of common stock issued sold in initial public offering (Note 1)	21,500,000
Restricted common shares forfeited		(9,211)
Balance September 30, 2014		193,559,211
Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock issued in connection with restructuring transactions (Note 1)		171,000,000
Shares of common stock issued sold in initial public offering (Note 1)		21,500,000
Restricted common shares issued (Note 11)		1,068,422